Income Taxes (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Federal [Abstract]
Current			$ (707,040)	$ (4,689,749)
Deferred			215,992	(754,514)
State and Local [Abstract]
Current			(63,942)	(456,626)
Deferred			54,087	(202,040)
Total	$ (136,651)	$ (267,048)	$ (500,903)	$ (6,102,929)
Income Tax Reconciliation [Abstract]
Statutory Federal income tax rate			21.00%	21.00%
State income tax, net of Federal benefit			(2.18%)	2.21%
State Valuation Allowance			3.16%	(0.24%)
Federal Valuation Allowance			0.20%	(0.04%)
Dividends Received Deductions			0.00%	0.32%
Other			(1.33%)	(0.13%)
Effective income tax rate	32.60%	20.40%	20.85%	23.12%
Deferred Tax Assets [Abstract]
Federal and State NOL Carryforward			$ 174,590	$ 229,095
Stock-based Compensation			0	30,096
Compensation			0	266,820
Other			5,359	33,952
Total Gross DTA			179,949	559,963
Less: Valuation Allowance			(174,590)	(275,522)
Total Deferred Tax Assets			5,359	284,441
Deferred Tax Liabilities [Abstract]
Stock Based Compensation			(2,349)	0
Deferred State Income Tax			(80)	(11,432)
Total deferred tax liabilities			(2,429)	(11,432)
Net deferred tax assets			$ 2,930	273,009
Unrecognized tax benefits				5,688
Unrecognized tax benefits that would affect effective tax rate, if recognized				4,494
Accrued liability for interest and penalties				$ 3,071